Document and Entity Information	May 09, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 09, 2022
Entity Registrant Name	EVE HOLDING, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39704
Entity Tax Identification Number	85-2549808
Entity Address, Address Line One	1400 General Aviation Drive
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32935
City Area Code	321
Local Phone Number	751-5050
Entity Information, Former Legal or Registered Name	Zanite Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001823652
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	25101 Chagrin Boulevard
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EVEX
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock
Trading Symbol	EVEXW
Security Exchange Name	NYSE